OTHER LIABILITIES - NON CURRENT AND CURRENT (Actuarial Assumptions of Defined Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mexico
Disclosure of defined benefit plans [line items]
Discount rate	9.50%	10.25%
Mexico | Bottom of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	6.00%	6.00%
Mexico | Top of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	7.00%	7.00%
Argentina | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	5.70%	6.00%
Compensation growth rate	2.00%	2.00%
Argentina | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.00%
Compensation growth rate	3.00%	3.00%
Brazil
Disclosure of defined benefit plans [line items]
Long-term increase in medical service costs	4.75%	4.75%
Brazil | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	7.29%	7.46%
Compensation growth rate	0.90%	0.50%
Expected return on plan assets	0.1140	0.1176
Brazil | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.81%	8.10%
Compensation growth rate	2.90%	2.90%
Expected return on plan assets	0.1194	0.1242
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(7.00%)
Decrease in assumption, Impact on defined benefit obligation	8.10%
Compensation growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	0.80%
Decrease in assumption, Impact on defined benefit obligation	(0.90%)
Pension growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	0.30%
Decrease in assumption, Impact on defined benefit obligation	(0.40%)
Life expectancy
Disclosure of defined benefit plans [line items]
Reasonably possible decrease in actuarial assumption, Life expectancy	1 year
Increase in assumption, Impact on defined benefit obligation	1.00%
Decrease in assumption, Impact on defined benefit obligation	(1.00%)